Expense Example - FidelityGrowthCompanyFund-RetailPRO - FidelityGrowthCompanyFund-RetailPRO - Fidelity Growth Company Fund - Fidelity Growth Company Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894